Disclosure of Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues		$ 1,687		$ 8,808		$ 8,665
Income from right of use	[1]	199		456		436
Management fee and other income	[1]	70		75		71
Adjusted property EBITDA	[2]	(428)		3,193		3,079
Share-based compensation, net of amount capitalized	[3],[4]	(15)		(14)		(13)
Corporate expense	[5]	(45)		(129)		(125)
Pre-opening expense		(11)		(23)		(5)
Depreciation and amortization		(684)		(706)		(655)
Net foreign exchange gains		17		35		4
Impairment loss on property and equipment		0		(65)	[6]	0
Loss on disposal of property and equipment, investment properties and intangible assets		(73)	[7]	(16)		(131)	[8]
Operating (loss)/profit		(1,239)		2,275		2,154
Interest income		11		38		20
Interest expense, net of amounts capitalized		(279)		(280)		(225)
Loss on modification or early retirement of debt		0		0		(81)
(Loss)/profit before income tax		(1,507)		2,033		1,868
Income tax (expense)/benefit		(16)		0		7
(Loss)/profit for the year attributable to equity holders of the Company		(1,523)		2,033		1,875
Equity-settled share-based payment expense, net of amounts capitalized	[4]	9		13		13
Cash-settled share-based payment expense, net of amounts capitalized	[4]	6		1		0
Royalty fees		22		113		112
Employee benefits expense		1,050		1,292		1,238
Other support services		58		101		100
Other expenses		62		115		99
Advertising and promotions		27		129		124
Contract labor and services		65		152		151
Utilities and operating supplies		116		195		207
Capital expenditures		1,038		754		532
Total assets		10,548		12,100
Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1,169		7,018		6,816
Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		144		731		734
Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	269		531		507
Rent concessions	[9]	215
Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		59		298		304
Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		46		230		304
Corporate expense [Member]
Disclosure of operating segments [line items]
Share-based compensation, net of amount capitalized	[5]	(2)		0		0
Royalty fees		22		110		106
Management fees		4		5		6
Employee benefits expense		10		7		7
Other support services		3		4		3
Other expenses		6		3		3
Pre-opening expense [Member]
Disclosure of operating segments [line items]
Employee benefits expense		4		9		1
Other support services		0		1		1
Other expenses		1		1		0
Advertising and promotions		2		9		0
Contract labor and services		2		3		1
Utilities and operating supplies		2		0		2
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	[10]	(13)		(15)		(15)
Elimination of intersegment amounts [member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[10]	0		0		0
Elimination of intersegment amounts [member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[10]	0		0		0
Elimination of intersegment amounts [member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9],[10]	(2)		(1)		(1)
Elimination of intersegment amounts [member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[10]	0		0		0
Elimination of intersegment amounts [member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[10]	(11)		(14)		(14)
The Venetian Macao [Member]
Disclosure of operating segments [line items]
Revenues		738		3,510		3,474
Adjusted property EBITDA	[2]	(53)		1,407		1,378
Depreciation and amortization		(181)		(159)		(146)
Capital expenditures		140		131		179
Total assets		2,438		3,236
The Venetian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		531		2,875		2,829
The Venetian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		46		222		223
The Venetian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	126		254		234
The Venetian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		14		73		81
The Venetian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		21		86		107
The Londoner Macao [Member]
Disclosure of operating segments [line items]
Revenues		297		2,052		2,153
Adjusted property EBITDA	[2]	(184)		726		759
Depreciation and amortization		(230)		(299)		(274)
Capital expenditures		721		276		130
Total assets		4,324		4,531
The Londoner Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		192		1,541		1,622
The Londoner Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		42		320		331
The Londoner Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	38		71		69
The Londoner Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		17		97		102
The Londoner Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		8		23		29
The Parisian Macao [Member]
Disclosure of operating segments [line items]
Revenues		259		1,650		1,533
Adjusted property EBITDA	[2]	(131)		544		484
Depreciation and amortization		(163)		(161)		(163)
Capital expenditures		11		32		130
Total assets		2,138		2,372
The Parisian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		180		1,376		1,265
The Parisian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		33		130		124
The Parisian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	27		53		57
The Parisian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		14		70		65
The Parisian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		5		21		22
The Plaza Macao [Member]
Disclosure of operating segments [line items]
Revenues		265		877		719
Adjusted property EBITDA	[2]	33		345		262
Depreciation and amortization		(71)		(40)		(33)
Capital expenditures		156		296		63
Total assets		1,219		1,255
The Plaza Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		159		650		502
The Plaza Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		17		41		39
The Plaza Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	79		151		145
The Plaza Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		9		31		29
The Plaza Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1		4		4
Sands Macao [Member]
Disclosure of operating segments [line items]
Revenues		120		628		650
Adjusted property EBITDA	[2]	(76)		175		178
Depreciation and amortization		(27)		(27)		(24)
Capital expenditures		8		16		29
Total assets		319		323
Sands Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		107		576		598
Sands Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		6		18		17
Sands Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	1		3		3
Sands Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		5		27		27
Sands Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1		4		5
Ferry and Other Operations [Member]
Disclosure of operating segments [line items]
Revenues		21		106		151
Adjusted property EBITDA	[2]	(17)		(4)		18
Depreciation and amortization		(12)		(20)		(15)
Capital expenditures		2		3		1
Total assets		110		383
Ferry and Other Operations [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0
Ferry and Other Operations [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0
Ferry and Other Operations [Member] | Mall [Member]
Disclosure of operating segments [line items]
Revenues	[1],[9]	0		0		0
Ferry and Other Operations [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0
Ferry and Other Operations [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		$ 21		$ 106		$ 151

[1]	Of this amount, US$199 million and US$70 million for the year ended December 31, 2020, US$456 million and US$75 million for the year ended December 31, 2019, US$436 million and US$71 million for the year ended December 31, 2018 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
[2]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operatingprofitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[3]	Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2020, 2019 and 2018, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[4]	The amount comprises of US$9 million, US$13 million and US$13 million equity-settled shared-based payment expense, net of amounts capitalized and US$6 million, US$1 million and nil cash-settled share-based payment expense, net of amounts capitalized, for the years ended December 31, 2020, 2019, and 2018, respectively.
[5]	The amount excludes share-based payment expense of US$2 million, nil, and nil for the years ended December 31, 2020, 2019, and 2018, respectively.
[6]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).
[7]	The loss for the year ended December 31, 2020 includes demolition cost of US$34 million primarily related to The Londoner Macao project.
[8]	The loss for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[9]	For the year ended December 31, 2020, rent concessions of US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
[10]	Inter-segment revenues are charged at prevailing market rates.